DEBT OBLIGATIONS - Reconciliation of cash flows from financing activities from debt obligations (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Borrowing [Roll Forward]
Debt obligations, beginning of period	$ 54,717
Debt obligation issuance, net of repayments	306
Non-cash changes in debt obligations
Assumed from business combinations	1,319
Debt from asset acquisitions	31
Assumed by purchaser	(565)
Amortization of deferred financing costs and (premium) discount	105
Foreign currency translation	(386)
Other	(200)
Debt obligations, end of period	$ 55,327